UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/03



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  05/21/03

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   43

                                        -------


Form 13F Information Table Value Total:  $76,313
                                                              --------
 (thousands)








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      904    29330 SH       SOLE                    29330
AMAZON COM INC COM             COM              023135106      693    26635 SH       SOLE                    26635
AMERICAN INTL GROUP COM        COM              026874107     1362    27543 SH       SOLE                    27543
AMGEN INC COM                  COM              031162100     2267    39385 SH       SOLE                    39385
AUTOZONE INC COM               COM              053332102      898    13075 SH       SOLE                    13075
BRISTOL MYERS SQUIBB COM       COM              110122108      211    10000 SH       SOLE                    10000
CISCO SYS INC COM              COM              17275R102     5090   392119 SH       SOLE                   392119
CITIGROUP INC COM              COM              172967101     2905    84331 SH       SOLE                    84331
COCA COLA CO COM               COM              191216100      354     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1174    42975 SH       SOLE                    42975
DIEBOLD, INC.                  COM              253651103      635    18698 SH       SOLE                    18698
DUPONT PHOTOMASKS INC          COM              26613x101      201    10030 SH       SOLE                    10030
EXXON MOBIL CORP.              COM              30231G102      522    14930 SH       SOLE                    14930
FEDERAL NATL MTG ASSN COM      COM              313586109     2093    32025 SH       SOLE                    32025
GENERAL ELEC CO COM            COM              369604103     1607    63020 SH       SOLE                    63020
HOME DEPOT INC COM             COM              437076102      923    37900 SH       SOLE                    37900
INTEL CORP COM                 COM              458140100     2848   174940 SH       SOLE                   174940
JOHNSON & JOHNSON COM          COM              478160104     3130    54090 SH       SOLE                    54090
KEYCORP NEW COM                COM              493267108      271    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2518    55800 SH       SOLE                    55800
MERCK & CO INC COM             COM              589331107     1107    20200 SH       SOLE                    20200
MICROSOFT CORP COM             COM              594918104     7235   298826 SH       SOLE                   298826
MINNESOTA MNG & MFG CO COM     COM              604059105    15918   122416 SH       SOLE                   122416
NETWORK APPLIANCE              COM              64120L104      167    14880 SH       SOLE                    14880
OPENWAVE COMMUNICATIONS        COM              683718100      131    92075 SH       SOLE                    92075
PFIZER INC COM                 COM              717081103     2192    70340 SH       SOLE                    70340
PNC BANK CORP.                 COM              693475105      424    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      713     8005 SH       SOLE                     8005
QUALCOMM INC COM               COM              747525103     2022    56180 SH       SOLE                    56180
SCHWAB CHARLES CP NEW COM      COM              808513105      519    71857 SH       SOLE                    71857
ST JUDE MED INC COM            COM              790849103     1848    37915 SH       SOLE                    37915
SYMANTEC CORP COM              COM              871503108     1438    36695 SH       SOLE                    36695
TARGET CORP.                   COM              87612E106      976    33350 SH       SOLE                    33350
UNITRIN INC.                   COM              913275103     1158    50000 SH       SOLE                    50000
USA INTERACTIVE                COM                             792    29545 SH       SOLE                    29545
VERIZON COMMUNICAITONS         COM              92343v104     1443    40819 SH       SOLE                    40819
WAL MART STORES INC COM        COM              931142103     2922    56168 SH       SOLE                    56168
ZIMMER HLDGS INC COM           COM              98956P102     2000    41125 SH       SOLE                    41125
AMBAC FINANCIAL GROUP 5.95% PF PFD                             500    20000 SH       SOLE                    20000
CITIGROUP CAPITAL 6.00% TRUST  PFD                             921    37000 SH       SOLE                    37000
ENTERGY MISS INC 6% PFD        PFD              29364n876      232     9000 SH       SOLE                     9000
GENERAL ELECTRIC CAPITAL 5.875 PFD                             839    33300 SH       SOLE                    33300
ROCHESTER GAS & ELECTRIC 6.65% PFD              771367794      211     8000 SH       SOLE                     8000